Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
NUMBER OF STOCK OPTIONS, Beginning Balance	2,829	3,740	3,554
NUMBER OF STOCK OPTIONS, Granted at market value			1,185
NUMBER OF STOCK OPTIONS, Exercised	(130)	(91)	(591)
NUMBER OF STOCK OPTIONS, Forfeited or expired	(163)	(820)	(409)
NUMBER OF STOCK OPTIONS, Ending Balance	2,536	2,829	3,740
NUMBER OF STOCK OPTIONS, Exercisable	2,500	2,284	2,573
NUMBER OF STOCK OPTIONS, Available for future grants	61,211	9,476	10,910
WEIGHTED-AVERAGE EXERCISE PRICE, Beginning Balance	$ 13.48	$ 14.06	$ 13.29
WEIGHTED-AVERAGE EXERCISE PRICE, Granted at market value			$ 15.89
WEIGHTED-AVERAGE EXERCISE PRICE, Exercised	$ 8.77	$ 11.02	$ 9.81
WEIGHTED-AVERAGE EXERCISE PRICE, Forfeited or expired	$ 14.32	$ 16.39	$ 18.85
WEIGHTED-AVERAGE EXERCISE PRICE, Ending Balance	$ 13.66	$ 13.48	$ 14.06
WEIGHTED-AVERAGE EXERCISE PRICE, Exercisable	$ 13.63	$ 12.90	$ 13.17
AGGREGATE INTRINSIC VALUE OF OPTIONS, Outstanding		$ 2,605	$ 5,292
AGGREGATE INTRINSIC VALUE OF OPTIONS, Exercised		$ 2,605	$ 5,292
WEIGHTED-AVERAGE REMAINING LIFE, Outstanding	3 years 8 months 23 days	4 years 9 months 4 days	5 years 11 months 19 days
WEIGHTED-AVERAGE REMAINING LIFE, Exercisable	3 years 8 months 5 days	3 years 11 months 16 days	4 years 7 months 17 days